1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

February 3, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Investment Trust (“Registrant”)
File Nos. 33-39659 and 811-6292

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to the UBS U.S. Allocation Fund (“Fund”).  The interactive data filing relates to the supplement to the Fund’s prospectus (“Prospectus”) filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) of the 1933 Act on January 17, 2012.

The Prospectus was originally filed with Post-Effective Amendment No. 47 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940, as amended.

No fees are required in connection with this filing.  If you have any questions or comments, please contact the undersigned at 212.649.8795 or Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5546.

Very truly yours,

/s/ Lisa R. Price

Lisa R. Price

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